UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   October 26, 2011


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:     78

Form 13F Information Table Entry Total:       $180,249,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1197    16675 SH       Sole                                      16675
AT&T Inc.                      COM              00206r102     5532   193954 SH       Sole                                     193954
Abbott Labs                    COM              002824100     5944   116224 SH       Sole                                     116224
Altria Group Inc.              COM              02209s103      553    20616 SH       Sole                                      20616
AmBev - Companhia De Bebidas A COM              20441w203     3159   103080 SH       Sole                                     103080
Amer Electric Pwr Inc          COM              025537101      404    10635 SH       Sole                                      10635
Apple Computer                 COM              037833100      459     1204 SH       Sole                                       1204
BCE Inc                        COM              05534b760      463    12350 SH       Sole                                      12350
BP PLC                         COM              055622104      207     5746 SH       Sole                                       5746
Bank of Montreal               COM              063671101      490     8780 SH       Sole                                       8780
Barrick Gold Corp              COM              067901108     6192   132734 SH       Sole                                     132734
Baxter Intl Inc                COM              071813109      246     4382 SH       Sole                                       4382
Becton Dickinson & Co          COM              075887109      453     6175 SH       Sole                                       6175
Bristol Myers Squibb           COM              110122108     4685   149290 SH       Sole                                     149290
CSX Corp                       COM              126408103      407    21810 SH       Sole                                      21810
CVS Caremark Corp              COM              126650100      222     6600 SH       Sole                                       6600
Caterpillar Inc                COM              149123101     1495    20245 SH       Sole                                      20245
Chesapeake Energy Corp         COM              165167107      470    18400 SH       Sole                                      18400
Chevron Corp                   COM              166764100     7558    81627 SH       Sole                                      81627
Cisco Systems                  COM              17275R102      317    20450 SH       Sole                                      20450
Coca Cola Co                   COM              191216100     1324    19600 SH       Sole                                      19600
Colgate Palmolive              COM              194162103      265     2989 SH       Sole                                       2989
ConocoPhillips                 COM              20825c104      774    12220 SH       Sole                                      12220
Deere Company                  COM              244199105     1256    19445 SH       Sole                                      19445
Diageo PLC                     COM              25243q205      406     5350 SH       Sole                                       5350
Dominion Resources             COM              25746u109     3790    74652 SH       Sole                                      74652
Duke Energy Corp               COM              26441c105     3233   161708 SH       Sole                                     161708
E I Du Pont De Nemours         COM              263534109     2788    69750 SH       Sole                                      69750
E M C Corp Mass                COM              268648102     1949    92845 SH       Sole                                      92845
Emerson Elec                   COM              291011104     3692    89371 SH       Sole                                      89371
Exxon Mobil Corp               COM              30231g102     5977    82300 SH       Sole                                      82300
First American Bankshares      COM                             794     1260 SH       Sole                                       1260
General Electric               COM              369604103     1755   115300 SH       Sole                                     115300
General Mills                  COM              370334104     3211    83437 SH       Sole                                      83437
Genuine Parts                  COM              372460105     2268    44645 SH       Sole                                      44645
GlaxoSmithKline ADS            COM              37733w105     2078    50315 SH       Sole                                      50315
Goldcorp Inc                   COM              380956409     7657   167768 SH       Sole                                     167768
Grainger W W                   COM              384802104     1605    10735 SH       Sole                                      10735
Gulf Keystone Petro            COM              g4209g108       34    15000 SH       Sole                                      15000
Heinz H.J. Co                  COM              423074103      392     7775 SH       Sole                                       7775
Hewlett Packard                COM              428236103     1073    47797 SH       Sole                                      47797
Honeywell International Inc.   COM              438516106     1418    32300 SH       Sole                                      32300
IBM Corp                       COM              459200101      760     4345 SH       Sole                                       4345
Illinois Tool Works            COM              452308109     3724    89508 SH       Sole                                      89508
Intel Corp                     COM              458140100      365    17110 SH       Sole                                      17110
Johnson Controls               COM              478366107      263     9977 SH       Sole                                       9977
Johnson&Johnson                COM              478160104     5688    89305 SH       Sole                                      89305
Kellogg Co                     COM              487836108     2318    43584 SH       Sole                                      43584
Kimberly Clark                 COM              494368103      599     8429 SH       Sole                                       8429
Kohls Corp                     COM              500255104      244     4970 SH       Sole                                       4970
McDonald's Corp                COM              580135101     4894    55728 SH       Sole                                      55728
Merck & Co                     COM              58933y105     4135   126441 SH       Sole                                     126441
Nestle SA                      COM              641069406     2577    46712 SH       Sole                                      46712
Newmont Mining Corp            COM              651639106     3258    51755 SH       Sole                                      51755
NextEra Energy Inc             COM              65339f101     2908    53838 SH       Sole                                      53838
Norfolk Southern Co            COM              655844108      275     4500 SH       Sole                                       4500
Northern States Financial Corp COM              665751103        9    11250 SH       Sole                                      11250
Novartis Ag Adr                COM              66987v109     3250    58279 SH       Sole                                      58279
Occidental Petroleum           COM              674599105     3823    53475 SH       Sole                                      53475
Oracle Corp                    COM              68389x105     1889    65735 SH       Sole                                      65735
Pepsico, Inc.                  COM              713448108     5579    90136 SH       Sole                                      90136
PetroChina Co LTD ADR          COM              71646e100     2986    24785 SH       Sole                                      24785
Pfizer Inc                     COM              717081103      234    13247 SH       Sole                                      13247
Philip Morris Intl Inc         COM              718172109     3397    54450 SH       Sole                                      54450
Procter & Gamble               COM              742718109     6029    95421 SH       Sole                                      95421
Quad Graphics Inc.             COM              747301109     1034    57228 SH       Sole                                      57228
Qualcomm Inc                   COM              747525103      424     8710 SH       Sole                                       8710
Royal Dutch Shell Cl B Plc Adr COM              780259107     4826    77775 SH       Sole                                      77775
Schlumberger                   COM              806857108     3767    63062 SH       Sole                                      63062
Seadrill Ltd                   COM              g7945e105     1150    41785 SH       Sole                                      41785
Southern Co                    COM              842587107     2189    51652 SH       Sole                                      51652
Suncor Energy Inc              COM              867224107      749    29455 SH       Sole                                      29455
Sysco Corp                     COM              871829107     1398    53958 SH       Sole                                      53958
Union Pacific                  COM              907818108     2658    32544 SH       Sole                                      32544
Verizon Comm.                  COM              92343v104     5403   146808 SH       Sole                                     146808
Walgreen Co                    COM              931422109     4723   143594 SH       Sole                                     143594
Wisconsin Energy               COM              976657106      658    21044 SH       Sole                                      21044
Yum! Brands Inc                COM              988498101     3876    78480 SH       Sole                                      78480

											FORM 13F INFORMATION TABLE